ACQUISITION (Details Narrative) - $ / shares		3 Months Ended	12 Months Ended
	Aug. 27, 2015	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of common stock issued		5,000,000	5,000,000
Number of common stock returned		4,975,000	4,975,000
Number of common stock held		25,000	25,000
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Number of capital stock converted into common stock		2	2
Date of acqusition agreement			May 12, 2016
Warrant [Member]
Number of common stock exercisable		6,219,200	6,219,200	6,219,200
Reverse Merger [Member]
Number of common stock issued	4,619,314
Reverse Merger [Member] | Redpag Electronicos, S.A. P.I. de C.V [Member]
Number of common stock issued	4,619,314
Reverse Merger [Member] | Series A Shares [Member] | Redpag Electronicos, S.A. P.I. de C.V [Member]
Number of shares acquired	1,500
Reverse Merger [Member] | Series B Shares [Member] | Redpag Electronicos, S.A. P.I. de C.V [Member]
Number of shares acquired	2,238,245
QPAGOS Corporation - Parent Company [Member] | Warrant [Member]
Number of common stock exercisable				6,219,200
QPAGOS Corporation - Parent Company [Member] | Reverse Merger [Member] | Series A Shares [Member]
Number of shares acquired	1,500
QPAGOS Corporation - Parent Company [Member] | Reverse Merger [Member] | Series B Shares [Member]
Number of shares acquired	1,548,480
Qpagos Corporation [Member]
Number of common stock held		49,929,000	49,929,000
Common stock, par value (in dollars per share)		$ 0.0001
Date of acqusition agreement		May 12, 2016	May 12, 2016
Percentage of outstanding shares		91.00%	91.00%